UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Core Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Asset-Backed Securities	(000)	Value
Bank of America Credit Card Trust Series 2008-
A9 Class A9, 4.07%, 7/16/12	$2,485	$2,484,752
Chase Issuance Trust Series 2007-A17 Class A,
5.12%, 10/15/14	2,300	2,310,695
Chase Issuance Trust Series 2008-A9 Class A9,
4.26%, 5/15/13	2,525	2,504,661
Chase Manhattan Auto Owner Trust Series
2005-B Class A4, 4.88%, 6/15/12	2,703	2,721,385
Citibank Credit Card Issuance Trust Series
2006-A2 Class A2, 4.85%, 2/10/11	2,825	2,847,834
Citibank Omni Master Trust Series 2007-A9A
Class A9, 3.558%, 12/23/13 (a)	2,720	2,736,708
Daimler Chrysler Auto Trust Series 2006-A
Class A3, 5%, 5/08/10	1,014	1,020,890
Ford Credit Auto Owner Trust Series 2006-A
Class A4, 5.07%, 12/15/10	2,850	2,893,670
Harley-Davidson Motorcycle Trust Series 2005-
2 Class A2, 4.07%, 2/15/12	1,610	1,617,639
Home Equity Asset Trust Series 2007-2 Class
2A1, 2.571%, 7/25/37 (a)	879	826,431
JPMorgan Mortgage Acquisition Corp. Series
2007-CH5 Class A3, 2.571%, 6/25/37 (a)	3,635	2,854,929
MBNA Credit Card Master Note Trust Series
2006-A1 Class A1, 4.90%, 7/15/11	2,825	2,849,624
SLM Student Loan Trust Series 2005-5 Class
A1, 4.10%, 1/25/18 (a)	289	288,344
SLM Student Loan Trust Series 2008-5 Class
A2, 3.90%, 10/25/16 (a)	3,200	3,203,936
SLM Student Loan Trust Series 2008-5 Class
A3, 2.80%, 1/25/18 (a)	810	827,342
SLM Student Loan Trust Series 2008-5 Class
A4, 4.50%, 7/25/23 (a)	2,180	2,245,160
Small Business Administration Series 2003-
P10B Class 1, 5.136%, 8/10/13	1,023	1,023,457
Small Business Administration Series 2004-
P10B Class 1, 4.754%, 8/10/14	591	574,941
Sterling Bank Trust Series 2004-2 Class Note,
2.081%, 3/30/30 (b)	7,262	372,187
Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (b)	9,987	745,897
USAA Auto Owner Trust Series 2006-1 Class
A4, 5.04%, 12/15/11	2,725	2,773,033
Total Asset-Backed Securities - 11.5%		39,723,515

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Aerospace & Defense - 1.1%	CHC Helicopter Corp., 7.375%, 5/01/14		$405	$420,694
	DRS Technologies, Inc., 6.875%, 11/01/13		70	70,350
	DRS Technologies, Inc., 7.625%, 2/01/18		80	83,200
	Hexcel Corp., 6.75%, 2/01/15		140	135,450
	Honeywell International, Inc., 5.70%, 3/15/37		975	900,229
	Northrop-Grumman Corp., 7.875%, 3/01/26		960	1,112,413
	TransDigm, Inc., 7.75%, 7/15/14		120	117,000
	United Technologies Corp., 4.875%, 5/01/15		1,125	1,121,264
				3,960,600
Air Freight & Logistics - 0.5%	Park-Ohio Industries, Inc., 8.375%, 11/15/14		120	99,000
	United Parcel Service, Inc., 6.20%, 1/15/38		1,650	1,636,683
				1,735,683
Airlines - 0.0%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		115	106,088
Auto Components - 0.1%	Lear Corp., 8.75%, 12/01/16		360	284,400
	Metaldyne Corp., 10%, 11/01/13		250	102,500
				386,900
Automobiles - 0.2%	Ford Capital BV, 9.50%, 6/01/10		600	504,000
Building Products - 0.1%	CPG International I, Inc., 10.50%, 7/01/13		200	158,000
	Momentive Performance Materials, Inc., 11.50%,
	12/01/16		405	311,850
				469,850
Capital Markets - 3.1%	Credit Suisse Guernsey Ltd., 5.86% (a)(c)		1,550	1,260,396
	The Goldman Sachs Group, Inc., 6.75%, 10/01/37		975	861,752
	Lehman Brothers Holdings, Inc., 4.476%,
	9/15/22 (a)		525	483,411
	Lehman Brothers Holdings, Inc. Series MTN,
	7%, 9/27/27		1,250	1,104,795
	Morgan Stanley, 3.041%, 1/09/12 (a)		1,340	1,226,955
	Morgan Stanley, 6.25%, 8/28/17		1,700	1,537,444
	Morgan Stanley, 6.25%, 8/09/26		525	449,141
	Morgan Stanley Series F, 5.55%, 4/27/17		1,375	1,201,410
	UBS AG Series DPNT, 5.875%, 12/20/17 (n)		2,575	2,504,875
				10,630,179
Chemicals - 0.7%	American Pacific Corp., 9%, 2/01/15		250	241,875
	Ames True Temper, Inc., 6.791%, 1/15/12 (a)		650	516,750
	Huntsman LLC, 11.50%, 7/15/12		66	68,805
	Ineos Group Holdings Plc, 7.875%, 2/15/16 (d)	EUR	285	283,404
	Innophos, Inc., 8.875%, 8/15/14		$885	885,000
	Key Plastics LLC, 11.75%, 3/15/13 (d)		515	180,250
	Terra Capital, Inc. Series B, 7%, 2/01/17		80	79,000
				2,255,084
Commercial Banks - 4.2%	Barclays Bank Plc, 7.434% (a)(c)(d)		1,975	1,700,125
	Credit Agricole SA, 6.637% (a)(c)(d)		250	197,375

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	DEPFA ACS Bank, 5.125%, 3/16/37 (d)	$3,775	$3,497,228
	HBOS Treasury Services Plc, 3.75%, 9/30/08 (d)	825	823,384
	HSBC Bank USA NA, 5.875%, 11/01/34	775	670,618
	HSBC Finance Corp., 6.50%, 5/02/36	300	273,557
	Royal Bank of Scotland Group Plc Series
	MTN, 7.64% (a)(c)(n)	2,200	1,837,704
	SunTrust Banks, Inc., 4%, 10/15/08	995	994,660
	SunTrust Bank Series CD, 4.415%, 6/15/09	1,265	1,268,832
	Wachovia Bank NA, 6.60%, 1/15/38	1,925	1,513,033
	Wells Fargo & Co., 3.12%, 8/15/08	1,031	1,030,656
	Wells Fargo & Co., 4.20%, 1/15/10	230	230,112
	Wells Fargo & Co., 4.875%, 1/12/11	435	440,392
			14,477,676
Commercial Services &	DI Finance Series B, 9.50%, 2/15/13	598	592,768
Supplies - 0.7%	FTI Consulting, Inc., 7.75%, 10/01/16	100	102,250
	Sally Holdings LLC, 10.50%, 11/15/16	281	270,463
	Waste Services, Inc., 9.50%, 4/15/14	590	592,950
	West Corp., 11%, 10/15/16	1,100	874,500
			2,432,931
Communications	Nortel Networks Ltd., 7.041%, 7/15/11 (a)	670	631,475
Equipment - 0.4%	Nortel Networks Ltd., 10.75%, 7/15/16 (d)	750	735,000
			1,366,475
Computers & Peripherals - 0.9%	International Business Machines Corp.,
	5.70%, 9/14/17 (n)	3,125	3,171,341
Consumer Finance - 0.1%	SLM Corp. Series A, 3.10%, 1/27/14 (a)	550	443,185
Containers & Packaging - 0.7%	Berry Plastic Holdings, 8.875%, 9/15/14	95	76,000
	Crown Americas LLC, 7.75%, 11/15/15	150	154,875
	Impress Holdings BV, 5.916%, 9/15/13 (a)(d)	300	265,500
	Owens-Brockway Glass Container, Inc.,
	8.25%, 5/15/13	1,500	1,537,500
	Pregis Corp., 12.375%, 10/15/13	545	523,200
			2,557,075
Diversified Financial	Bank of America Corp., 6%, 9/01/17	1,590	1,530,567
Services - 9.1%	Bank of America Corp., 5.75%, 12/01/17 (n)	2,355	2,209,689
	Bank of America Corp., Series K, 8% (a)(c)	1,360	1,254,600
	Bank of America NA, 6.10%, 6/15/17	1,975	1,895,637
	Citigroup, Inc., 3.625%, 2/09/09 (e)	3,950	3,941,504
	Citigroup, Inc., 4.25%, 7/29/09 (n)	1,020	1,020,299
	Citigroup, Inc., 4.125%, 2/22/10 (e)	4,790	4,728,894
	Citigroup, Inc., 8.30%, 12/21/77 (a)	2,225	2,031,596
	Citigroup, Inc., 6.875%, 2/15/98	525	444,550
	Ford Motor Credit Co. LLC, 5.538%, 1/13/12 (a)	125	90,627
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	340	255,355
	General Electric Capital Corp., 6.15%, 8/07/37 (n)	6,855	6,475,493
	General Electric Capital Corp., 5.875%, 1/14/38	1,525	1,369,497

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	JPMorgan Chase & Co., 6%, 1/15/18	$125	$121,280
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (n)	2,780	2,348,939
	Structured Asset Repackaged Trust, 3.761%,
	1/21/10	1,749	1,722,940
			31,441,467
Diversified Telecommunication	AT&T, Inc., 6.45%, 6/15/34	780	737,309
Services - 5.9%	AT&T, Inc., 6.50%, 9/01/37 (n)	2,875	2,764,014
	AT&T, Inc., 6.30%, 1/15/38	600	564,470
	BellSouth Telecommunications, Inc., 6.03%,
	12/15/95 (f)	1,700	824,527
	Cincinnati Bell, Inc., 7.25%, 7/15/13	210	202,650
	Comcast Cable Holdings LLC, 7.875%, 8/01/13	10	10,767
	Deutsche Telekom International Finance BV,
	5.75%, 3/23/16 (n)	3,000	2,909,598
	Qwest Communications International, Inc.,
	7.50%, 2/15/14	180	166,050
	Qwest Corp., 6.026%, 6/15/13 (a)	470	435,925
	Telecom Italia Capital SA, 4.95%, 9/30/14	1,075	984,813
	Telecom Italia Capital SA, 6%, 9/30/34	1,550	1,276,510
	Telefonica Emisiones SAU, 7.045%, 6/20/36	1,975	1,996,291
	Telefonica Europe BV, 7.75%, 9/15/10	725	763,083
	Verizon Communications, Inc., 6.40%, 2/15/38	2,125	1,982,653
	Verizon Global Funding Corp., 7.75%, 12/01/30	70	72,755
	Verizon Maryland, Inc. Series B, 5.125%, 6/15/33	125	94,518
	Verizon New Jersey, Inc., 5.875%, 1/17/12	335	338,646
	Verizon New Jersey, Inc., 7.85%, 11/15/29	230	237,061
	Verizon Virginia, Inc. Series A, 4.625%, 3/15/13 (n)	3,150	3,017,511
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (d)	350	362,250
	Windstream Corp., 8.125%, 8/01/13	500	505,000
	Windstream Corp., 8.625%, 8/01/16	230	232,875
			20,479,276
Electric Utilities - 4.3%	DTE Energy Co., 6.35%, 6/01/16	725	723,109
	Duke Energy Carolinas LLC, 6.10%, 6/01/37	315	293,017
	Duke Energy Carolinas LLC, 6%, 1/15/38	825	796,707
	E.ON International Finance BV, 6.65%, 4/30/38 (d)	1,525	1,479,502
	EDP Finance BV, 6%, 2/02/18 (d)	1,125	1,112,120
	Edison Mission Energy, 7.50%, 6/15/13	115	115,575
	Elwood Energy LLC, 8.159%, 7/05/26	118	114,184
	Energy East Corp., 6.75%, 7/15/36	1,500	1,418,120
	Florida Power & Light Co., 4.95%, 6/01/35	950	805,897
	Florida Power Corp., 6.40%, 6/15/38	875	880,035
	Midwest Generation LLC Series B, 8.56%, 1/02/16	75	77,574
	PacifiCorp., 6.25%, 10/15/37	575	552,175

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Progress Energy Florida, Inc., 6.35%,
	9/15/37	$1,325	$1,318,615
	Public Service Co. of Colorado, 6.25%, 9/01/37	1,200	1,192,607
	Southern California Edison Co., 5.625%, 2/01/36	625	581,266
	Southern California Edison Co. Series 05-E,
	5.35%, 7/15/35	125	111,974
	Southern California Edison Co. Series 08-A,
	5.95%, 2/01/38	1,075	1,045,034
	The Toledo Edison Co., 6.15%, 5/15/37	350	299,012
	Virginia Electric and Power Co. Series A, 6%,
	5/15/37	2,000	1,856,646
			14,773,169
Electrical Equipment - 0.3%	Superior Essex Communications LLC, 9%, 4/15/12	945	963,900
Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16	1,190	1,059,100
Instruments - 0.3%
Energy Equipment &	Compagnie Generale de Geophysiques-Veritas, 7.50%,
Services - 0.6%	5/15/15	55	54,450
	Compagnie Generale de Geophysiques-Veritas, 7.75%,
	5/15/17	90	89,325
	Grant Prideco, Inc. Series B, 6.125%, 8/15/15	80	79,379
	North American Energy Partners, Inc.,
	8.75%, 12/01/11	85	85,425
	SemGroup LP, 8.75%, 11/15/15 (d)(g)	315	42,525
	Transocean, Inc., 6.80%, 3/15/38	1,100	1,131,848
	Weatherford International, Inc., 6.80%, 6/15/37	625	624,144
			2,107,096
Food & Staples Retailing - 1.4%	CVS Caremark Corp., 6.25%, 6/01/27	775	747,534
	The Pantry, Inc., 7.75%, 2/15/14	1,000	780,000
	Rite Aid Corp., 7.50%, 3/01/17	775	627,750
	Wal-Mart Stores, Inc., 6.50%, 8/15/37	1,900	1,909,855
	Wal-Mart Stores, Inc., 6.20%, 4/15/38	850	830,742
			4,895,881
Food Products - 0.4%	Kraft Foods, Inc., 7%, 8/11/37	1,455	1,418,020
Gas Utilities - 0.2%	El Paso Natural Gas Co., 8.625%, 1/15/22	265	293,387
	El Paso Natural Gas Co., 8.375%, 6/15/32	225	246,525
	Targa Resources, Inc., 8.50%, 11/01/13	320	304,000
			843,912
Health Care Equipment &	Biomet, Inc., 10.375%, 10/15/17 (h)	340	358,700
Supplies - 0.6%	Biomet, Inc., 11.625%, 10/15/17	340	359,125
	ReAble Therapeutics Finance LLC, 10.875%,
	11/15/14 (d)	1,380	1,380,000
			2,097,825

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Health Care Providers &	Tenet Healthcare Corp., 6.50%, 6/01/12	$1,020	$990,675
Services - 0.5%	UnitedHealth Group, Inc., 5.80%, 3/15/36	870	686,823
	WellPoint, Inc., 5.95%, 12/15/34	85	71,560
			1,749,058
Hotels, Restaurants &	American Real Estate Partners LP, 8.125%, 6/01/12	3,165	3,022,575
Leisure - 1.6%	American Real Estate Partners LP, 7.125%, 2/15/13	320	286,400
	Circus and Eldorado Joint Venture, 10.125%,
	3/01/12	1,000	910,000
	Gaylord Entertainment Co., 6.75%, 11/15/14	150	133,125
	Greektown Holdings, LLC, 10.75%, 12/01/13 (d)(g)	315	226,800
	Harrah's Operating Co., Inc., 10.75%,
	2/01/18 (d)(h)	880	551,100
	Seneca Gaming Corp. Series B, 7.25%, 5/01/12	260	237,250
	Wynn Las Vegas LLC, 6.625%, 12/01/14	40	36,200
			5,403,450
Household Durables - 0.6%	Belvoir Land LLC Series A-1, 5.27%, 12/15/47	350	248,416
	Irwin Land LLC Series A-1, 5.03%, 12/15/25	525	458,047
	Irwin Land LLC Series A-2, 5.40%, 12/15/47	1,500	1,208,235
	Ohana Military Communities LLC Series 04I,
	6.193% (c)	350	321,171
			2,235,869
Household Products - 0.3%	Kimberly-Clark, Corp., 6.625%, 8/01/37	850	879,640
IT Services - 0.4%	iPayment, Inc., 9.75%, 5/15/14	240	201,000
	iPayment Investors LP, 12.75%, 7/15/14 (d)(h)	904	903,915
	SunGard Data Systems, Inc., 9.125%, 8/15/13	205	209,613
			1,314,528
Independent Power Producers &	NRG Energy, Inc., 7.25%, 2/01/14	50	48,750
Energy Traders - 0.1%	NRG Energy, Inc., 7.375%, 2/01/16	285	276,450
			325,200
Industrial	Sequa Corp., 11.75%, 12/01/15 (d)	690	600,300
Conglomerates - 0.6%	Sequa Corp., 13.50%, 12/01/15 (d)(h)	1,590	1,450,214
			2,050,514
Insurance - 4.1%	The Allstate Corp., 6.50%, 5/15/57 (a)	1,950	1,679,165
	American International Group, Inc., 8.175%,
	5/15/58 (a)(d)	1,230	1,101,980
	Berkshire Hathaway Finance Corp., 4.75%, 5/15/12	1,075	1,094,190
	Chubb Corp., 6%, 5/11/37	1,100	975,522
	Hartford Life Global Funding Trusts, 2.946%,
	9/15/09 (a)	925	924,667
	Lincoln National Corp., 6.05%, 4/20/67 (a)	675	543,080
	MetLife, Inc., 5.70%, 6/15/35	1,525	1,318,067
	Metropolitan Life Global Funding I, 4.25%,
	7/30/09 (d)	1,150	1,139,973
	Monument Global Funding Ltd., 2.646%,
	6/16/10 (a)(d)	1,810	1,794,410

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	New York Life Global Funding, 3.875%,
	1/15/09 (d)	$850	$851,491
	Progressive Corp., 6.70%, 6/15/37 (a)	605	513,591
	Prudential Financial, Inc., 5.70%, 12/14/36	675	542,293
	Prudential Financial, Inc. Series D, 5.90%, 3/17/36	500	415,770
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)	675	569,572
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(d)	675	578,437
			14,042,208
Leisure Equipment &	Quiksilver, Inc., 6.875%, 4/15/15	175	137,375
Products - 0.0%
Machinery - 0.4%	AGY Holding Corp., 11%, 11/15/14	360	322,200
	Accuride Corp., 8.50%, 2/01/15	265	180,200
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (d)	950	745,750
			1,248,150
Marine - 0.3%	Nakilat, Inc. Series A, 6.067%, 12/31/33 (d)	1,050	899,787
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	141	137,828
			1,037,615
Media - 6.1%	Affinion Group, Inc., 10.125%, 10/15/13	515	517,575
	Affinion Group, Inc., 11.50%, 10/15/15	180	179,100
	CMP Susquehanna Corp., 9.875%, 5/15/14	645	406,350
	Cablevision Systems Corp. Series B, 7.133%,
	4/01/09 (a)	180	181,125
	Charter Communications Holdings I, LLC, 11%,
	10/01/15	400	303,000
	Charter Communications Holdings II, LLC, 10.25%,
	9/15/10	1,450	1,380,800
	Comcast Corp., 6.50%, 1/15/17	1,750	1,763,347
	Comcast Corp., 7.125%, 2/15/28	200	192,565
	Comcast Corp., 6.50%, 11/15/35	625	583,077
	Comcast Corp., 6.45%, 3/15/37	790	723,300
	Comcast Corp., 6.95%, 8/15/37	25	24,078
	Dex Media West LLC, 9.875%, 8/15/13	75	58,875
	DirecTV Holdings LLC, 8.375%, 3/15/13	125	129,063
	EchoStar DBS Corp., 5.75%, 10/01/08	175	175,219
	EchoStar DBS Corp., 7%, 10/01/13	43	40,850
	EchoStar DBS Corp., 7.125%, 2/01/16	75	69,188
	Network Communications, Inc., 10.75%, 12/01/13	155	117,025
	News America Holdings, Inc., 7.70%, 10/30/25	825	856,303
	News America Holdings, Inc., 8.45%, 8/01/34	625	695,569
	News America, Inc., 7.625%, 11/30/28	985	1,037,106
	Nielsen Finance LLC, 10%, 8/01/14	965	972,238
	R.H. Donnelley Corp., 11.75%, 5/15/15 (d)	1,720	1,272,800
	Rainbow National Services LLC, 8.75%, 9/01/12 (d)	200	202,250
	Rainbow National Services LLC, 10.375%,
	9/01/14 (d)	943	998,401

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Sirius Satellite Radio, Inc., 9.625%, 8/01/13	$70	$57,400
	TCI Communications, Inc., 7.875%, 2/15/26	610	634,512
	TL Acquisitions, Inc., 10.50%, 1/15/15 (d)	1,000	880,000
	Time Warner Cable, Inc., 7.30%, 7/01/38	2,525	2,524,442
	Time Warner Cos., Inc., 7.57%, 2/01/24 (n)	3,040	3,032,829
	Time Warner Cos., Inc., 6.95%, 1/15/28	70	65,709
	Time Warner Cos., Inc., 6.625%, 5/15/29	90	81,272
	Time Warner, Inc., 7.625%, 4/15/31	205	203,197
	Time Warner, Inc., 7.70%, 5/01/32	85	84,929
	Windstream Regatta Holdings, Inc., 11%,
	12/01/17 (d)	823	534,950
			20,978,444
Metals & Mining - 1.6%	AK Steel Corp., 7.75%, 6/15/12	995	1,019,875
	Falconbridge Ltd., 6%, 10/15/15	825	788,693
	Falconbridge Ltd., 6.20%, 6/15/35	1,250	1,038,833
	Freeport-McMoRan Copper & Gold, Inc.,
	5.883%, 4/01/15 (a)	490	492,362
	Freeport-McMoRan Copper & Gold, Inc.,
	8.375%, 4/01/17	790	827,525
	Teck Cominco Ltd., 6.125%, 10/01/35	1,430	1,209,521
			5,376,809
Oil, Gas & Consumable	Amerada Hess Corp., 7.125%, 3/15/33	425	451,388
Fuels - 5.6%	Anadarko Petroleum Corp., 6.45%, 9/15/36	2,350	2,261,497
	Berry Petroleum Co., 8.25%, 11/01/16	140	137,900
	Burlington Resources Finance Co., 7.40%,
	12/01/31	875	982,440
	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	375	354,001
	Canadian Natural Resources, Ltd., 6.75%, 2/01/39	1,025	1,021,570
	Chaparral Energy, Inc., 8.50%, 12/01/15	320	276,000
	Chesapeake Energy Corp., 6.375%, 6/15/15	150	141,750
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	115	112,125
	Conoco Funding Co., 7.25%, 10/15/31	125	140,850
	ConocoPhillips Canada Funding Co., 5.95%,
	10/15/36	535	525,618
	ConocoPhillips Holding Co., 6.95%, 4/15/29	650	699,976
	Devon Energy Corp., 7.95%, 4/15/32	625	730,323
	EXCO Resources, Inc., 7.25%, 1/15/11	130	128,700
	EnCana Corp., 6.50%, 8/15/34	670	645,924
	EnCana Corp., 6.625%, 8/15/37	700	683,167
	EnCana Corp., 6.50%, 2/01/38	325	312,414
	Encore Acquisition Co., 6%, 7/15/15	40	36,200
	MidAmerican Energy Holdings Co., 5.80%, 10/15/36	700	636,454
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	800	732,702

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	MidAmerican Energy Holdings Co., 6.50%,
	9/15/37	$1,525	$1,504,080
	Nexen, Inc., 6.40%, 5/15/37	550	509,546
	OPTI Canada, Inc., 8.25%, 12/15/14	450	453,375
	Pemex Project Funding Master Trust,
	9.375%, 12/02/08	833	851,743
	Sabine Pass LNG LP, 7.50%, 11/30/16	330	283,800
	Suncor Energy, Inc., 6.50%, 6/15/38	645	618,276
	TransCanada PipeLines Ltd., 5.85%, 3/15/36	550	475,741
	Valero Energy Corp., 6.625%, 6/15/37	495	439,859
	Whiting Petroleum Corp., 7.25%, 5/01/12	40	39,300
	Whiting Petroleum Corp., 7.25%, 5/01/13	335	327,463
	XTO Energy, Inc., 6.75%, 8/01/37	1,925	1,863,267
	XTO Energy, Inc., 6.375%, 6/15/38	900	834,062
			19,211,511
Paper & Forest	Bowater, Inc., 5.776%, 3/15/10 (a)	80	65,600
Products - 0.5%	Domtar Corp., 7.125%, 8/15/15	60	56,400
	NewPage Corp., 10%, 5/01/12	1,625	1,555,938
			1,677,938
Pharmaceuticals - 1.8%	Bristol-Myers Squibb Co., 5.875%, 11/15/36	340	315,100
	Eli Lilly & Co., 5.55%, 3/15/37 (n)	2,275	2,104,680
	Schering-Plough Corp., 6.55%, 9/15/37	1,125	1,068,199
	Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	1,445	1,311,268
	Wyeth, 6%, 2/15/36	675	646,970
	Wyeth, 5.95%, 4/01/37	925	875,192
			6,321,409
Real Estate Investment Trusts	AvalonBay Communities, Inc., 6.625%, 9/15/11	350	357,791
(REITs) - 0.1%
Road & Rail - 0.1%	Canadian National Railway Co., 6.25%, 8/01/34	350	338,831
Semiconductors &	Amkor Technology, Inc., 7.75%, 5/15/13	80	73,200
Semiconductor Equipment - 0.2%	Amkor Technology, Inc., 9.25%, 6/01/16	85	80,538
	Freescale Semiconductor, Inc., 8.875%, 12/15/14	200	169,500
	Freescale Semiconductor, Inc., 9.125%,
	12/15/14 (h)	290	234,900
			558,138
Software - 0.7%	BMS Holdings, Inc., 9.954%,
	2/15/12 (a)(d)(h)	102	63,113
	Oracle Corp., 5.75%, 4/15/18 (n)	2,225	2,219,858
			2,282,971
Specialty Retail - 0.9%	AutoNation, Inc., 4.713%, 4/15/13 (a)	150	123,750
	AutoNation, Inc., 7%, 4/15/14	150	129,188
	General Nutrition Centers, Inc., 7.199%,
	3/15/14 (a)(h)	500	409,846
	General Nutrition Centers, Inc., 10.75%, 3/15/15	400	337,000
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	314	208,810

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Michaels Stores, Inc., 10%, 11/01/14		$380	$304,950
	Michaels Stores, Inc., 11.375%, 11/01/16		110	77,550
	Sonic Automotive, Inc. Series B, 8.625%, 8/15/13		2,100	1,680,000
				3,271,094
Wireless Telecommunication	Cricket Communications, Inc., 9.375%, 11/01/14		100	98,000
Services - 1.8%	Digicel Group Ltd., 8.875%, 1/15/15 (d)		240	221,400
	Digicel Group Ltd., 9.125%, 1/15/15 (d)(h)		560	506,800
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		80	77,600
	Nordic Telephone Co. Holdings ApS, 8.875%,
	5/01/16 (d)		770	743,050
	Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,154,612
	Sprint Capital Corp., 6.875%, 11/15/28		915	725,138
	Vodafone Group Plc, 7.75%, 2/15/10 (n)		2,504	2,617,531
				6,144,131
	Total Corporate Bonds - 64.2%			221,519,387
	Foreign Government Obligations
	Bundesrepublik Deutscheland Series 07,
	4.25%, 7/04/39	EUR	740	1,079,510
	France Government Bond, 3.15%, 7/25/32		1,170	2,147,093
	Israel Government AID Bond, 5.50%, 4/26/24		$825	885,248
	Israel Government AID Bond, 5.50%, 9/18/33		845	912,494
	Total Foreign Government Obligations - 1.4%			5,024,345
	Non-Government Agency Mortgage-Backed Securities
Collateralized Mortgage	American Home Mortgage Assets Series 2006-6 Class
Obligations - 4.1%	A1A, 2.651%, 12/25/46 (a)		355	214,917
	Bear Stearns Adjustable Rate Mortgage Series 2004-8
	Class 14A1, 5.473%, 11/25/34 (a)		799	778,016
	Citigroup Mortgage Loan Trust, Inc. Series 2005-4
	Class A, 5.343%, 8/25/35 (a)		722	632,121
	Countrywide Alternative Loan Trust Series 2005-64CB
	Class 1A15, 5.50%, 12/25/35		1,600	1,164,311
	Countrywide Alternative Loan Trust Series 2006-01A0
	Class 1A1, 4.251%, 8/25/46 (a)		367	271,921
	Countrywide Alternative Loan Trust Series 2006-0A19
	Class A1, 2.638%, 2/20/47 (a)		533	328,308
	Countrywide Alternative Loan Trust Series 2006-0A21
	Class A1, 2.648%, 3/20/47 (a)		984	609,697
	Countrywide Home Loan Mortgage Pass-Through Trust
	Series 2006-0A5 Class 2A1, 2.661%,
	4/25/46 (a)		425	257,833
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust
	Series 2003-3 Class 2A1, 5.50%, 10/25/33		1,300	1,100,325
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust
	Series 2006-0A1 Class A1, 2.661%,
	2/25/47 (a)		520	329,471

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Non-Government Agency Mortgage-Backed	Par
	Securities	(000)	Value
	GSR Mortgage Loan Trust Series 2005-AR4
	Class 6A1, 5.25%, 7/25/35 (a)	$724	$598,628
	GSR Mortgage Loan Trust Series 2006-0A1
	Class 2A1, 2.651%, 8/25/46 (a)	1,120	795,364
	Harborview Mortgage Loan Trust Series 2006-
	9 Class 2A1A, 2.668%, 11/19/36 (a)	739	465,257
	Homebanc Mortgage Trust Series 2006-2 Class
	A1, 2.641%, 12/25/36 (a)	1,109	811,559
	Maryland Insurance Backed Securities Trust
	Series 2006-1A, 5.55%, 12/10/65	2,500	1,750,000
	Structured Asset Securities Corp. Series 2002-
	AL1 Class A2, 3.45%, 2/25/32	2,108	1,703,413
	WaMu Mortgage Pass-Through Certificates Series 2005-
	AR10 Class 1A3, 4.835%, 9/25/35 (a)	1,800	1,576,932
	WaMu Mortgage Pass-Through Certificates Series 2007-
	0A4 Class 1A, 4.061%, 5/25/47 (a)	506	318,509
	WaMu Mortgage Pass-Through Certificates Series 2007-
	0A5 Class 1A, 4.041%, 6/25/47 (a)	867	638,522
			14,345,104
Commercial Mortgage-Backed	Banc of America Commercial Mortgage, Inc. Series 2005-
Securities - 13.0%	1 Class 4A, 4.988%, 11/10/42 (a)	2,180	2,148,562
	CS First Boston Mortgage Securities Corp. Series 2002-
	CP5 Class A2, 4.94%, 12/15/35	2,720	2,646,210
	Citigroup Commercial Mortgage Trust Series 2008-C7
	Class A4, 6.096%, 12/10/49 (a)	1,370	1,309,012
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust Series 2007-CD5 Class A4,
	5.886%, 11/15/44 (a)	2,500	2,330,383
	Commercial Mortgage Pass-Through
	Certificates Series 2004-LB3A Class A3, 5.09%,
	7/10/37 (a)	960	951,545
	First Union National Bank Commercial Mortgage Series
	2001-C3 Class A3, 6.423%, 8/15/33	2,934	2,995,898
	First Union National Bank Commercial Mortgage Series
	2001-C4 Class A2, 6.223%, 12/12/33	2,265	2,302,304
	GMAC Commercial Mortgage Securities, Inc. Series 1999-
	C3 Class A2, 7.179%, 8/15/36 (a)	1,313	1,337,316
	GMAC Commercial Mortgage Securities, Inc. Series 2002-
	C3 Class A2, 4.93%, 7/10/39	2,350	2,281,357
	Heller Financial Commercial Mortgage Asset Series 1999-
	PH1 Class A2, 6.847%, 5/15/31 (a)	1,074	1,076,856
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2001-C1 Class A3, 5.857%, 10/12/35	2,140	2,153,975
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2004-CB8 Class A1A, 4.158%, 1/12/39	978	916,717

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Non-Government Agency Mortgage-Backed	Par
Securities	(000)	Value
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2004-CBX Class A4,
4.529%, 1/12/37	$2,180	$2,120,014
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2006-LDP9 Class A3,
5.336%, 5/15/47	960	883,588
JPMorgan Commercial Mortgage Finance
Corp. Series 2000-C10 Class A2, 7.371%,
8/15/32 (a)	1,624	1,669,467
LB-UBS Commercial Mortgage Trust Series
2007-C6 Class A4, 5.858%, 7/15/40 (a)	1,816	1,693,613
LB-UBS Commercial Mortgage Trust Series
2007-C7 Class A3, 5.866%, 9/15/45 (a)	5,000	4,656,263
Merrill Lynch Mortgage Trust Series 2007-C1
Class AM, 5.829%, 6/12/50 (a)(i)	925	823,329
Morgan Stanley Capital I Series 2005-HQ6
Class A4A, 4.989%, 8/13/42	1,475	1,380,528
Morgan Stanley Capital I Series 2007-IQ16
Class A4, 5.809%, 12/12/49	618	572,325
Morgan Stanley Capital I Series 2007-T27 Class
A4, 5.65%, 6/13/42 (a)	995	921,352
Morgan Stanley Capital I Series 2008-T29 Class
A4, 6.28%, 1/11/43 (a)	1,370	1,320,483
Salomon Brothers Mortgage Securities VII, Inc. Series
2000-C1 Class A2, 7.52%, 12/18/09 (a)	3,291	3,375,869
Wachovia Bank Commercial Mortgage Trust Series 2005-
C21 Class A3, 5.209%, 10/15/44 (a)	910	908,466
Wachovia Bank Commercial Mortgage Trust Series 2006-
C25 Class A4, 5.74%, 5/15/43 (a)	1,190	1,139,888
Wachovia Bank Commercial Mortgage Trust Series 2007-
C33 Class A4, 5.90%, 2/15/51 (a)	995	938,235
		44,853,555
Total Non-Government Agency
Mortgage-Backed Securities - 17.1%		59,198,659
U.S. Government Agency Mortgage-Backed Securities
Fannie Mae Guaranteed Pass-Through
Certificates:
5.00%, 3/01/21 - 7/01/36 (j)	7,380	7,072,769
5.50%, 8/15/23 - 8/15/38 (j)	51,679	50,717,886
6.00%, 8/01/29 - 3/01/38	8,519	8,568,220
7.00%, 1/01/31 - 7/01/32	219	230,472
Freddie Mac Mortgage Participation
Certificates:
5.00%, 8/01/33	70	67,106
5.50%, 11/01/34 - 5/01/36	4,512	4,423,909

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
U.S. Government Agency Mortgage-Backed	Par
Securities	(000)	Value
6.00%, 2/01/13 - 12/01/18	$2,147	$2,192,996
6.848%, 5/01/32	47	47,223
7.00%, 9/01/31	20	20,729
Ginnie Mae MBS Certificates:
5.50%, 8/15/33	190	189,582
6.50%, 8/21/38 (j)	200	205,500
Total U.S. Government Agency
Mortgage-Backed Securities - 21.4%		73,736,392
U.S. Government Agency Mortgage-Backed Securities -
Collateralized Mortgage Obligations
Fannie Mae Trust Series 378 Class 5, 5%,
7/01/36 (b)	3,984	1,035,415
Fannie Mae Trust Series 2004-90 Class JH,
4.239%, 11/25/34 (a)(b)	20,918	1,690,606
Fannie Mae Trust Series 2005-5 Class PK, 5%,
12/25/34	2,294	2,311,229
Freddie Mac Multiclass Certificates Series
2579 Class HI, 5%, 8/15/17 (b)	1,814	202,538
Freddie Mac Multiclass Certificates Series
2611 Class QI, 5.50%, 9/15/32 (b)	5,250	936,317
Freddie Mac Multiclass Certificates Series
2684 Class SP, 5.043%, 1/15/33 (a)(b)	395	65,594
Freddie Mac Multiclass Certificates Series
2825 Class VP, 5.50%, 6/15/15	1,201	1,232,840
Freddie Mac Multiclass Certificates Series
3208 Class PS, 4.643%, 8/15/36 (a)(b)	1,979	212,723
Freddie Mac Multiclass Certificates Series
3316 Class SB, 4.743%, 8/15/35 (a)(b)	359	47,039
Total U.S. Government Agency Mortgage-Backed Securities -
Collateralized Mortgage Obligations - 2.2%		7,734,301
U.S. Government Obligations
Federal Housing Administration, Hebre Home Hospital,
6.25%, 9/01/28	1,009	1,030,136
Resolution Funding Corp., 6.30%, 7/15/18 (f)	525	335,931
Resolution Funding Corp., 6.196%, 10/15/18 (f)	525	329,994
U.S. Treasury Inflation Indexed Bonds,
2.375%, 1/15/27 (n)	1,415	1,569,830
U.S. Treasury Inflation Indexed Bonds, 1.75%,
1/15/28	4,680	4,520,213
U.S. Treasury Notes, 3.875%, 5/15/18 (n)	16,070	15,931,894
U.S. Treasury Notes, 5%, 5/15/37 (n)	1,595	1,694,563
Total U.S. Government Obligations - 7.4%		25,412,561

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Preferred Securities
		Par
Industry	Capital Trusts	(000)	Value
Commercial Banks - 0.8%	BAC Capital Trust XI, 6.625%, 5/23/36	$545	$478,929
	RBS Capital Trust IV, 3.496% (a)(c)	475	377,015
	Wachovia Corp. Series K, 7.98% (a)(c)(n)	2,550	1,959,548
			2,815,492
Diversified Financial	Bank of America Corp., Series M, 8.125% (a)(c)	1,050	976,721
Services - 0.8%	JPMorgan Chase & Co., 7.90% (a)(c)(n)	1,925	1,780,664
			2,757,385
Electric Utilities - 0.2%	PECO Energy Capital Trust IV, 5.75%, 6/15/33	790	644,532
	Total Capital Trusts - 1.8%		6,217,409
	Preferred Stocks	Shares
Commercial Banks - 0.1%	Wachovia Corp. Series J, 8%	25,000	479,500
Diversified Financial	Citigroup, Inc., Series AA, 8.125%	25,500	524,025
Services - 0.2%
Electrical Equipment - 0.0%	Superior Essex Holding Corp. Series A, 9.50%	45,000	33,750
	Total Preferred Stocks - 0.3%		1,037,275
	Total Preferred Securities - 2.1%		7,254,684
		Beneficial
		Interest
	Other Interest (k)	(000)
Health Care Providers	Critical Care Systems International, Inc.	$2	637
& Services - 0.0%
	Total Other Interests - 0.0%		637
	Total Long-Term Investments
	(Cost - $461,678,401) - 127.3%		439,604,481
		Par
	Short-Term Securities	(000)
U.S. Government Agency	Federal Home Loan Bank, 1.82%, 8/01/08 (l)	1,300	1,300,000
Obligations - 0.4%
	Total Short-Term Securities
	(Cost - $1,300,000) - 0.4%		1,300,000
	Options Purchased	Contracts (m)
Call Swaptions Purchased	Receive a fixed rate of 5.12% and pay a floating rate
	based on 3-month LIBOR, expiring November
	2010	11	342,408
	Receive a fixed rate of 5.39% and pay a floating rate
	based on 3-month LIBOR, expiring March 2012	6	342,989
	Receive a fixed rate of 5.47% and pay a floating rate
	based on 3-month LIBOR, expiring May 2012	11	611,901
	Receive a fixed rate of 6.025% and pay a floating rate
	based on 3-month LIBOR, expiring June 2012	7	584,114
			1,881,412

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Purchased	Contracts (m)
Put Swaptions Purchased	Pay a fixed rate of 5.12% and receive a floating rate
	based on 3-month LIBOR, expiring November
	2010	11	$256,443
	Pay a fixed rate of 5.39% and receive a floating rate
	based on 3-month LIBOR, expiring March 2012	6	302,128
	Pay a fixed rate of 5.47% and receive a floating rate
	based 3-month LIBOR, expiring May 2012	11	491,142
	Pay a fixed rate of 6.025% and receive a floating rate
	based on 3-month LIBOR, expiring June 2012	7	223,043
			1,272,756
	Total Options Purchased
	(Cost - $2,586,422) - 0.9%		3,154,168
	Total Investments Before TBA Sale Commitments and
	Options Written (Cost - $465,564,823*) -
	128.6%		444,058,649
		Par
	TBA Sale Commitments	(000)
	Fannie Mae Guaranteed Pass Through Certificates:
	5.00%, 3/01/21 - 7/01/36 (n)	$(4,100)	(3,896,202)
	5.50%, 8/15/23 - 8/15/38 (n)	(19,300)	(18,903,578)
	6.00%, 8/01/29 - 3/01/38	(2,700)	(2,714,866)
	Freddie Mac Mortgage Participation Certificates, 5.50%,
	11/01/34 - 5/01/36	(4,500)	(4,403,358)
	Ginnie Mae MBS Certificates, 5.50%, 8/15/33	(100)	(98,875)
	Total TBA Sale Commitments
	(Proceeds Received - $30,268,824) - (8.7)%		(30,016,879)
	Options Written	Contracts
Call Options Written	10-Year U.S. Treasury Bonds, expiring August
	2008 at $117	68	(12,750)
	30-Year U.S. Treasury Bonds, expiring November 2008
	at $118	100	(110,937)
			(123,687)
Call Swaptions Written	Pay a fixed rate of 5.01% and receive a floating rate
	based on 3-month LIBOR, expiring November
	2008	4 (m)	(125,384)
	Pay a fixed rate of 4.94% and receive floating rate
	based on 3-month LIBOR, expiring December 2008	14 (m)	(405,986)
	Pay a fixed rated of 4.58% and received a floating rate
	based on 3-month LIBOR, expiring May 2009	9 (m)	(166,851)

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Options Written	Contracts	Value
	Pay a fixed rated of 5.485% and receive a floating rate
	based on 3-month LIBOR, expiring October
	2009	4 (m)	$(252,567)
	Pay a fixed rated of 5.67% and receive a floating rate
	based on 3-month LIBOR, expiring January 2010	11 (m)	(747,684)
	Pay a fixed rate of 5.0825% and receive a floating rate
	based on 3-month LIBOR, expiring July 2010	2 (m)	(98,892)
	Pay a fixed rate of 5.05% and receive a floating rate
	based on 3-month LIBOR, expiring May 2011	10 (m)	(404,570)
	Pay a fixed rate of 5.08% and receive a floating rate
	based on 3-month LIBOR, expiring May 2011	6 (m)	(252,052)
	Pay a fixed rate of 5.325% and receive a floating rate
	based on 3-month LIBOR, expiring July 2013	8 (m)	(276,559)
			(2,730,545)
Put Options Written	10-Year U.S. Treasury Bonds, expiring August
	2008 at $113	68	(17,000)
Put Swaptions Written	Receive a fixed rate of 3.10% and pay a floating rate
	based on 3-month LIBOR, expiring October 2008	19 (m)	(211,614)
	Receive a fixed rate of 5.01% and pay a floating rate
	based on 3-month LIBOR, expiring November
	2008	4 (m)	(48,836)
	Receive a fixed rate of 4.94% and pay a floating rate
	based on 3-month LIBOR, expiring December 2008	14 (m)	(246,848)
	Receive a fixed rate of 4.58% and pay a floating rate
	based on 3-month LIBOR, expiring May 2009	9 (m)	(384,444)
	Receive a fixed rate of 5.485% and pay a floating rate
	based on 3-month LIBOR, expiring October
	2009	4 (m)	(90,324)
	Receive a fixed rate of 5.67% and pay a floating rate
	based on 3-month LIBOR, expiring January 2010	11 (m)	(210,485)
	Receive a fixed rate of 5.0825% and pay a floating rate
	based on 3-month LIBOR, expiring July 2010	2 (m)	(107,708)
	Receive a fixed rate of 5.05% and pay a floating rate
	based on 3-month LIBOR, expiring May 2011	10 (m)	(528,890)
	Receive a fixed rate of 5.08% and pay a floating rate
	based on 3-month LIBOR, expiring May 2011	6 (m)	(314,199)

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Options Written	Contracts	Value
Receive a fixed rate of 5.325% and pay a floating rate
based on 3-month LIBOR, expiring July 2013	8 (m)	$(273,203)
		(2,416,551)
Total Options Written
(Premiums Received - $5,865,577) - (1.5)%		(5,287,783)
Total Investments, Net of TBA Sale Commitments
and Options Written - 118.4%		408,753,987
Liabilities in Excess of Other Assets - (18.4)%		(63,485,206)
Net Assets - 100.0%		$345,268,781

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes were as follows:

Aggregate cost	$466,736,706
Gross unrealized appreciation	$2,871,175
Gross unrealized depreciation	(25,549,232)
Net unrealized depreciation	$(22,678,057)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(e)	All, or a portion of security pledged as collateral in connection with open financial futures contracts.
(f)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(g)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(h)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized	Interest
Affiliate	Cost	Cost	Gain	Income
Merrill Lynch Mortgage Trust Series
2007-C1 Class AM, 5.829%, 6/12/50	-	-	-	$48,376

(j)	Represents or includes a to-be-announced transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(l)	The interest rates shown reflect the discount rate paid at time of purchase.
(m)	One contract represents a notional amount of $1,000,000.

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)

(n)	All, or a portion of security held as collateral in connection with open reverse repurchase agreements. Reverse repurchase agreements outstanding as of July 31, 2008 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse
Securities LLC	3.00%	6/26/08	TBD	$12,368,045	$ 12,330,000
Credit Suisse
Securities LLC	2.50%	7/24/08	TBD	1,902,059	1,901,662
JPMorgan Securities
Inc.	2.10%	7/30/08	7/31/08	1,177,069	1,177,000
Lehman Brothers
International	2.10%	6/12/08	TBD	1,463,730	1,459,219
Lehman Brothers
International	2.75%	6/13/08	TBD	25,195,646	25,101,689
Lehman Brothers
International	2.40%	7/11/08	8/13/08	43,137,102	43,051,000
Lehman Brothers
International	1.55%	7/16/08	TBD	16,221,082	16,210,613
Total				$101,464,733	$ 101,231,183

  For Trust compliance purposes, the Trusts' industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Forward foreign currency contracts as of July 31, 2008 were as follows:

Currency		Currency		Settlement	Unrealized
Purchased		Sold		Date	Appreciation
	$964,232	EUR	611,500	10/23/08	$14,715
	$1,081,352	EUR	683,500	10/23/08	20,036
	$5,479,338	EUR	3,501,040	10/23/08	43,039
Total					$77,790

  Financial futures contracts purchased as of July 31, 2008 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
1,070	30-Year U.S. Treasury Bond	September 2008	$121,918,678	$1,666,322
232	Euro Dollar	March 2009	$56,160,528	50,172
Total				$1,716,494

  Financial futures contracts sold as of July 31, 2008 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
448	2-Year U.S. Treasury Bond	September 2008	$94,519,280	$(456,720)
2,011	5-Year U.S. Treasury Bond	September 2008	$223,179,228	(717,343)
166	10-Year U.S. Treasury Bond	September 2008	$18,870,979	(190,490)
Total				$(1,364,553)

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)
• Swaps outstanding as of July 31, 2008 were as follows:
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Receive a fixed rate of 4.88% and pay a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009	$40,200	$769,324
Receive a fixed rate of 4.7709% and pay a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009	$27,800	490,984
Receive a fixed rate of 4.62377% and pay a floating rate based on
3-month LIBOR
Broker, Credit Suisse First Boston
Expires September 2009	$50,000	847,488
Receive a fixed rate of 5.00% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires November 2010	$4,600	144,369
Pay a fixed rate of 4.922% and receive a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2011	$13,500	(415,590)
Receive a fixed rate of 5.496% and pay a floating rate based on
3-month LIBOR
Broker, Bank of America NA
Expires July 2011	$25,100	1,218,631
Receive a fixed rate of 5.496% and pay a floating rate based on
3-month LIBOR
Broker, UBS Warburg
Expires November 2011	$2,200	74,679
Receive a fixed rate of 5.025% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires November 2011	$3,000	107,780

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Pay a fixed rate of 5.0016% and receive a floating rate based on
3-month LIBOR
Broker, UBS Warburg
Expires January 2012	$8,300	$(296,689)
Pay a fixed rate of 5.58875% and receive a floating rate based on
3-month LIBOR
Broker, Goldman Sachs & Co.
Expires July 2012	$42,000	(2,449,388)
Receive a fixed rate of 5.07625% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires August 2012	$82,500	3,269,298
Receive a fixed rate of 5.10531% and pay a floating rate based on
3-month LIBOR
Broker, Goldman Sachs & Co.
Expires August 2012	$19,500	793,476
Receive a fixed rate of 5.0565% and pay a floating rate based on
3-month LIBOR
Broker, Bank of America NA
Expires August 2012	$49,300	1,667,408
Receive a fixed rate of 4.9034% and pay a floating rate based on
3-month LIBOR
Broker, Barclays Bank, PLC
Expires September 2012	$30,000	998,846
Receive a fixed rate of 4.856% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires October 2012	$9,400	296,092
Receive a fixed rate of 4.32% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires November 2012	$10,500	108,811
Receive a fixed rate of 4.25% and pay a floating rate based on
3-month LIBOR
Broker, Goldman Sachs & Co.
Expires November 2012	$2,625	19,928

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)
		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)
Pay a fixed rate of 4.2424% and receive a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2012		$45,000	$(351,683)
Receive a fixed rate of 3.66375% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires April 2013		$7,300	(145,645)
Receive a fixed rate of 5.29375% and pay a floating rate based on
6-month LIBOR
Broker, Deutsche Bank AG London
Expires April 2013	GBP	3,990	(51,390)
Receive a fixed rate of 5.14% and pay a floating rate based on
6-month British Pound Sterling LIBOR
Broker, Deutsche Bank AG London
Expires April 2013	GBP	2,000	(62,357)
Receive a fixed rate of 4.2825% and pay a floating rate based on
3-month LIBOR
Broker, Credit Suisse First Boston
Expires July 2013		$82,500	426,943
Pay a fixed rate of 4.51% and receive a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires October 2014		$41,205	(342,680)
Receive a fixed rate of 5.005% and pay a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires October 2014		$9,500	336,749
Pay a fixed rate of 4.50% and receive a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires May 2015		$2,800	16,314
Receive a fixed rate of 4.725% and pay a floating rate based on
3-month LIBOR
Broker, Morgan Stanley Capital Services
Expires August 2015		$6,200	101,829

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 4.87% and pay a floating rate based on
3-month LIBOR Muni Swap Index
Broker, Goldman Sachs & Co.
Expires January 2016	$5,000	$121,409
Receive a fixed rate of 5.723% and pay a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires July 2016	$4,800	383,588
Pay a fixed rate of 5.155% and receive a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires September 2017	$10,900	(419,010)
Pay a fixed rate of 5.04015% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires September 2017	$12,500	(378,727)
Pay a fixed rate of 5.30755% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires October 2017	$13,800	(695,902)
Pay a fixed rate of 5.115% and receive a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2018	$6,600	(233,234)
Receive a fixed rate of 4.311% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires May 2018	$6,600	(186,098)
Receive a fixed rate of 4.7058% and pay a floating rate based on
3-month LIBOR
Broker, UBS Warburg
Expires July 2018	$8,700	21,776
Pay a fixed rate of 4.52165% and receive a floating rate based on
3-month LIBOR
Broker, Goldman Sachs & Co.
Expires July 2018	$12,300	151,377

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Pay a fixed rate of 5.411% and receive a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022	$8,545	$460,192
Pay a fixed rate of 5.365% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires September 2027	$8,000	(373,650)
Pay a fixed rate of 5.0605% and receive a floating rate based on
3-month LIBOR
Broker, Goldman Sachs & Co.
Expires November 2037	$6,200	(37,111)
Pay a fixed rate of 5.06276% and receive a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires December 2037	$1,300	(7,981)
Pay a fixed rate of 5.0639% and receive a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2037	$1,300	(8,201)
Pay a fixed rate of 4.785% and receive a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires January 2038	$2,000	73,758
Pay a fixed rate of 4.601% and receive a floating rate based on
3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires January 2038	$5,000	326,686
Pay a fixed rate of 4.8325% and receive a floating rate based on
3-month LIBOR
Broker, Morgan Stanley Capital services
Expires January 2038	$6,000	172,478
Receive a fixed rate of 5.2975% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires February 2038	$700	29,824

BlackRock Core Bond Trust
Schedule of Investments July 31, 2008 (Unaudited)
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 5.1575% and pay a floating rate based on
3-month LIBOR
Broker, Citibank NA
Expires June 2038	$1,000	$20,860
Total		$6,995,561

  Currency Abbreviations:
  EUR Euro
  GBP British Pound

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Core Bond Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: September 19, 2008